Subsequent events (Details) - $ / shares	Jan. 06, 2025	Oct. 15, 2019
Subsequent Event [Line Items]
Purchase price per share		$ 0.8218
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price per share	$ 0.625
Subsequent Event [Member] | ADS
Subsequent Event [Line Items]
Purchase price per share	$ 1.25